Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Line Items]
Current assets taxes	$ 479	$ 602
Current liabilities taxes	299	127
Current tax liabilities noncurrent	671
Brazil [member]
Disclosure Of Income Taxes [Line Items]
Current assets taxes	442	595
Current liabilities taxes	267	112
Current tax liabilities noncurrent	671
Brazil [member] | Income taxes [member]
Disclosure Of Income Taxes [Line Items]
Current assets taxes	442	595
Current liabilities taxes	39	112
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [Line Items]
Current liabilities taxes	228
Current tax liabilities noncurrent	671
Foreign countries [member]
Disclosure Of Income Taxes [Line Items]
Current assets taxes	37	7
Current liabilities taxes	$ 32	$ 15